Restricted Net Assets and Parent Company Only Condensed Financial Information (Details) - Schedule of Condensed Statements of Operations and Comprehensive Loss - Parent Company [Member]
¥ in Thousands, $ in Thousands
	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Schedule of Condensed Statements of Operations and Comprehensive Loss [Line Items]
Revenues
Cost of revenues	(26,486)	(3,653)	(27,583)
Gross Profit	(26,486)	(3,653)	(27,583)
Operating expenses:
Sales and marketing expenses	(52,182)	(7,196)	(86,682)
Research and development expenses	(49,047)	(6,764)	(120,558)
General and administrative expenses	(72,164)	(9,952)	(57,287)
Total operating expenses	(173,393)	(23,912)	(264,527)
Loss from operations	(199,879)	(27,565)	(292,110)
Other (loss)/income:
Interest income	74	10
Others, net	680	95
Share of (loss)/income from subsidiaries	105,565	14,558	(4,028)
Income/(loss) from the VIE	(14,977)	(2,065)	62,712
Loss before income tax	(108,537)	(14,967)	(233,426)
Income tax expense
Net loss	(108,537)	(14,967)	(233,426)
Allocation of accretion of Predecessors’ preferred shares			(22,655)
Allocation of deemed dividends due to extinguishment of Predecessors’ preferred shares
Accretion of the Company’s preferred shares	(22,379)	(3,086)	(2,987)
Net loss attributable to ordinary shareholders of QuantaSing Group Limited	(130,916)	(18,053)	(259,068)
Net loss	(108,537)	(14,967)	(233,426)
Other comprehensive income
Foreign currency translation adjustments, net of nil tax	20,343	2,805	1,839
Total other comprehensive income	20,343	2,805	1,839
Total comprehensive loss	¥ (88,194)	$ (12,162)	¥ (231,587)